Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 4,359	$ 4,592	$ 3,550
Less: interest capitalised	(799)	(752)	(876)
Other net losses on fair value and cash flow hedges of debt	32	132	169
Accretion expense	497	718	902
Total	4,089	4,690	$ 3,745
Interest expense related to leases	2,185	2,186
Interest expense related to leases previously classified as operating leases	$ 1,031	$ 1,137